Note 1 - Description of Our Business (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 28, 2014 Subsequent Event [Member] Commercial Paper [Member]	Jan. 28, 2014 Subsequent Event [Member] Commercial Paper [Member]	Mar. 11, 2014 Subsequent Event [Member]	Mar. 11, 2014 Subsequent Event [Member]	Feb. 19, 2014 Subsequent Event [Member]	Jan. 28, 2014 Subsequent Event [Member]	May 02, 2014 Subsequent Event [Member]	Mar. 26, 2014 Subsequent Event [Member]	Feb. 19, 2014 Subsequent Event [Member]	Jan. 28, 2014 Subsequent Event [Member]	May 02, 2014 Subsequent Event [Member] Cash [Member]	Mar. 26, 2014 Subsequent Event [Member] Cash [Member]	Mar. 11, 2014 Subsequent Event [Member] Cash [Member]	Jan. 28, 2014 Subsequent Event [Member] Cash [Member]	Dec. 31, 2013 Commercial Paper [Member] Chairman and Chief Executive Officer [Member]	Dec. 31, 2013 Private Placement [Member]	Mar. 31, 2014 Chairman and Chief Executive Officer [Member]	Dec. 31, 2013 Chairman and Chief Executive Officer [Member]	Mar. 31, 2014 Pending Litigation [Member]	Dec. 31, 2013 Pending Litigation [Member]
Note 1 - Description of Our Business (Details) [Line Items]
Working Capital Deficit	$ (9,700,000)	$ 7,700,000		$ (9,700,000)																				$ 1,200,000	$ 1,200,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds							2,900,000		4,600,000			7,600,000	3,400,000		3,900,000	4,700,000	1,000,000	500,000	1,000,000
Debt Instrument, Interest Rate During Period						10.00%
Debt Instrument, Maturity Date											Jan. 31, 2016
Proceeds from Issuance of Commercial Paper								2,900,000	2,900,000
Non Refundable Fees Related to Purchase of Property	25,000
Proceeds from Sale of Property, Plant, and Equipment		1,844,282	0	5,681,671	2,939,500					2,000,000
Sale of Assets Agreement Closing Date										Mar. 15, 2015
Earnest Money Deposits														50,000
Monthly Payment Receivable For Sale of Asset														50,000
Unsecured Debt																					1,500,000
Line of Credit Facility, Amount Outstanding																				1,500,000			1,500,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 500,000			$ 500,000																$ 500,000		$ 500,000